ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2025	2024
Accrued management services	$41	$54
Professional services	257	210
Derivative Warrants Liability (see note 10)	$-	$202
Other accrued expenses	47	4

	$345	$470